N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation, Benefit charge or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

Charges for Early Withdrawals [Text Block]	Are there Charges or Adjustments for Early Withdrawals?An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation, Benefit charge or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.
Key Information, Benefit Restrictions [Text Block]	“Income Withdrawals may not begin until the Income Stage. You can elect to begin the Income Stage on any date after the Income Benefit Waiting Period.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

“Principal Risks of Investing in the Contract” section:

Under the “Index Linked Variable Income Benefit Risk” subsection, the second sentence of the third paragraph is restated as follows:

“You can elect to begin the Income Stage on any date after the Waiting Period.”

6.	Principal Risks of Investing In The Contract:

The second sentence of the third paragraph under the “Early Withdrawal Risk” has been restated as follows:

“Similarly, an Interim Value adjustment will apply to a death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or Benefit charge during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Investment OptionsIndex Strategy TermYou may only allocate to an Index Strategy on an Index Anniversary Date or as provided pursuant to the Flexible Allocation feature.An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation, Benefit charge or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.Index ReturnDimensional International Equity Focus Index: The Dimensional International Equity Focus Index is a rules-based index that pursues size, value, and profitability premiums within Developed ex US and Canada markets in an integrated and diversified manner, leveraging Dimensional’s decades of experience in applying financial research into robust investment strategies.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	The Interim Value formula is used to calculate amounts available for withdrawal (including systematic withdrawals), surrender, reallocation, Flexible Allocation, Performance Lock, Income, Excess Income, Annuitization or payment of a death claim.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

“Benefits Available Under the Contract” section:

In the table listing the Benefits Available Under the Contract under the Brief Description of Restrictions/Limitations for the Index Linked Variable Income Benefit, the fifth bullet is restated as follows:

“Income Withdrawals may not begin until the Income Stage, and you can elect to begin the Income Stage on any date after the Waiting Period.”

“The built-in Benefit associated with the Annuity is an index-linked variable income benefit, which allows you to receive an annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).

You must remain in the Savings Stage for a minimum time period known as the Income Stage Waiting Period. The Income Stage Waiting Period is disclosed in the current Index Linked Variable Income Benefit Supplement.

At any time following the Income Stage Waiting Period, you can elect to begin your Income Stage, thus establishing the Income Effective Date. During the Income Stage of the Benefit, the following 1-year Index Strategies are available: Cap Rate, Dual Directional, Enhanced Cap Rate and Step Rate Plus. The Fixed Account is also an available allocation during the Income Stage.

Your Income Effective Date may occur on any date following the Income Stage Waiting Period regardless of when in that year you will take your first Income Withdrawal. You can start income on your next Index Anniversary Date or start income immediately on a date that is not the Index Anniversary Date. The election to start Income is irrevocable. On this date, you must designate single Protected Life or Joint Protected Lives. The designation of single or joint is irrevocable. On this date, you must also provide withdrawal instructions and reallocation instructions to permitted Allocation Options in the Income Stage, if not already allocated to permitted options.

The Income Percentages are disclosed in the current Index Linked Variable Income Benefit Supplement and assigned as of the Index Effective Date and will never change for the life of the Annuity. The rate applied to the Account Value to determine the Annual Income Amount is the Income Percentage. This percentage is based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date.

The Income Deferral Rate is an additional annual percentage added to the Income Percentage each full year until the Income Effective Date. This percentage will be based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date and will not change for the life of the Benefit. The Income Deferral Rate will continue to apply even when withdrawals are taken prior to the Income Effective Date. The Income Deferral Rate is applied each Index Anniversary Date, meaning you must remain in the Savings Stage for the entire Index Year to accrue the Income Percentage. If you make the election to start income on the next Index Anniversary Date, the Income Deferral Rate will continue to be applied until that next Index Anniversary Date. If you elect to start income on a date that is not the Index Anniversary Date, you will not be eligible to receive any portion of the current year’s Income Deferral Rate.

The Annual Income Amount (AIA) is the maximum dollar amount that can be withdrawn in any given year during the Income Stage without being considered Excess Income. The AIA is not subject to Surrender Charges or MVA. The initial AIA is calculated on the Income Effective Date, regardless of when the first Income Withdrawal occurs. If there is one Protected Life at the time the Income Stage begins, the AIA will be determined by applying the Single Protected Life Income Percentage. If there are Joint Protected Lives, the AIA will be determined by applying the Joint Protected Lives Income Percentage based on the youngest Protected Life. If you elect to take income on an Index Anniversary Date, the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentages plus Deferral Rate credits to the Index Strategy Base plus any Fixed Account Value on that Valuation Day. On each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

If you elect to take income on any day other than an Index Anniversary Date, and are allocated to permitted Allocation Options, the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentage plus Income Deferral Rate credits to the Index Strategy Base plus any Fixed Account Value as of the prior Index Anniversary Date, reduced proportionally for any Withdrawals taken prior to the Income Effective Date including any Surrender Charges and/or MVA. The annual Income Deferral Rate credit will not apply for the year in which income begins. Your initial AIA will be a prorated portion of that AIA based on the number of months, rounded up to the nearest number of whole months, remaining until your next Index Anniversary Date. On each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

If you elect to take income on any day other than an Index Anniversary Date, and are not allocated to permitted Allocation Options, a Performance Lock will be processed for all Index Strategies and the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentage plus Income Deferral Rate credits to the Index Strategies’ Interim Value plus any Fixed Account Value as of the current Valuation Day. The annual Income Deferral Rate credit will not apply for the year in which income begins. Your initial AIA will be a prorated portion of that AIA based on the number of whole months, rounded up to the nearest number of whole months, remaining until your next Index Anniversary Date. On your next Index Anniversary Date, we will recalculate your AIA based upon any fixed interest credit from the locked Index Strategy(ies) and the Fixed Account received beginning from the Performance Lock Date until the next Index Anniversary Date. Each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

When calculating the AIA, if you select the Fixed Account and/or any Index Strategy(ies), we will use a weighted average return based on the Index Credits attributable to each Index Strategy and the fixed interest attributable to the Fixed Account to determine the AIA increase or decrease. To determine the AIA, we take the sum of the Index Credits and fixed interest divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit and the Fixed Account Value. The AIA will be determined on the Index Anniversary Date prior to the application of any fees or withdrawals on that date.

Examples of AIA calculations on the Index Anniversary Date are shown below.

•	Example (assuming no withdrawals or benefit charges):
•	Issue Date: 8/4/2026
•	Income Percentage at Index Effective Date: 3.75%
•	Income Deferral Rate at Index Effective Date: 0.25%
•	Purchase Payment: $50,000
•	Income Effective Date is 8/4/2031 (5 years after Issue Date)
•	Account Value on Income Effective Date: $100,000.
•	On the Income Effective Date, the Account Value will be multiplied by (3.75% + 5 x 0.25% = 5.00%), and the AIA is equal to

$5,000 ($100,000 x 5.00%).

AIA will increase or decrease on each Index Anniversary Date based on the Index Credit of the Index Strategies to which your Account Value is allocated.

•	Example (assuming no withdrawals or benefit charges):
•	Account Value on Income Effective Date: $100,000
•	Allocated 100% to the 1-Year Cap Rate Index Strategy with a 10% Cap and a 10% Buffer
•	AIA for first year: $5,000
•	On the 1st Index Anniversary Date following the Income Effective Date, the Index Return is 9% and thus the Index Strategy receives an 9% Index Credit
•	The AIA will increase by 9%, and your AIA is reset to $5,450 (($5,000 x (1 + 9%)).
•	On 2nd Index Anniversary Date following the Income Effective Date, the Index Return is -15% and thus the Index Strategy receives a -5% Index Credit (-15% + 10% Buffer).
•	The AIA will decrease by 5%, and your AIA is reset to $5,177.50 (($5,450 x (1 + -5%)).

If you select multiple Index Strategies, we will use a weighted average of all Index Credits based on the percentage of Account Value in each Index Strategy to determine the AIA increase or decrease. To determine the change in the AIA, we take the sum of the Index Credit for each Index Strategy divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit, fees, or withdrawals on the Index Strategy End Date.

•	Example (assuming no withdrawals or benefit charges):
•	Account Value on Income Effective Date: $100,000
•	Allocated to:
•	1-Year Cap Rate Index Strategy with 10% Buffer: 80%
•	1-Year Cap Rate Index Strategy with 15% Buffer: 20%
•	The Index Strategy Base Values for each Index Strategy are as follows:
•	1-Year Cap Rate Index Strategy with 10% Buffer: $80,000
•	1-Year Cap Rate Index Strategy with 15% Buffer: $20,000
•	AIA for first year: $5,000
•	Account Value on 1st Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $107,600. Therefore, the Index Credit is ($107,600 – $100,000) = $7,600
•	The AIA will increase by 7.60%($7,600 / $100,000)), and your AIA will reset to $5,380 (($5,000 x (1 + 7.60%)).
•	The Index Strategy Base Values for each Index Strategy are as follows:
•	1-Year Cap Rate Index Strategy with 10% Buffer: $86,800
•	1-Year Cap Rate Index Strategy with 15% Buffer: $20,800
•	Account Value on 2nd Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $93,500. Therefore, the Index Credit is equal to ($93,500 – $107,600) = - $14,100
•	The AIA will decrease by 13.10% (-$14,100 / $107,600), and your AIA will reset to $4,675 (($5,380 x (1 + (-13.10%))).

See Appendix F for additional examples on electing income on a non-Index Anniversary Date. AIA is available as a lump sum or systematically throughout the year. Any unused AIA in a year cannot be carried over to future years.

Surrender Charges and MVA do not apply to Income Withdrawals equal to or less than the AIA even in the case where they are greater than the Free Withdrawal Amount.

You will choose Single or Joint Life on the date on which you elect to start income following the Income Stage Waiting Period. You may add, change or remove a Joint Protected Life at any time prior to the Income Effective Date. If a Joint Protected Life is added or changed, the Annual Income Amount will be adjusted to equal what it would have been had the Benefit been purchased with that Joint Protected Life named.

To maintain the Benefit, the Owner, Annuitant and Beneficiary designations must be one of the following and meet the minimum/maximum age requirements for the Benefit:

For Income Withdrawals to begin on a Protected Life basis:

•	The Owner and Annuitant must be the same. Such person will be the Protected Life.
•	If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The other Owner must be the spouse of the Protected Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary.
•	If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life.
•	If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary.

For Income Withdrawals to begin on a Joint Protected Lives basis:

A Joint Protected Life may only be named and Income Withdrawals may be made on a Joint Protected Lives basis only if the Annuity would be eligible for Spousal Continuation (as defined in the Annuity) as of the date of the Owner’s death, subject to our rules.

•	If one Owner is named, the Owner and Annuitant must be the same. Such person will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•	If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The Joint Protected Life must also be an Owner and the spouse of the Protected Life. No additional Owners may be named. While both Joint Protected Lives are alive, each must be designated as the sole primary Beneficiary.
•	If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•	If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life, and the custodian will be the sole primary Beneficiary. The Joint Protective Life must be the spouse of the Protected Life and the sole primary Beneficiary of the custodial account.

A Joint Protected Life may be named or changed at any time prior to the Income Effective Date, subject to our acceptance. The Protected Life cannot be changed except in the event of divorce as described in the circumstances below. Upon receipt of notice of the divorce, and any other documentation we require, in Good Order at our Service Center:

•	When a Protected Life is named: If the divorce occurs prior to the Income Effective Date and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, the resulting Owner may choose to continue or terminate this Benefit. If this Benefit is continued, such resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider, however the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the new Protected Life and the Protected Life on the Effective Date. Additionally, a Joint Protected Life may not be named. If divorce occurs after the Income Effective Date, and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, this Benefit will terminate.
•	When Joint Protected Lives are named: If the divorce of the Joint Protected Lives results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the Joint Protected Life becomes the Owner (or Annuitant if entity owned) under this Annuity, the resulting Owner may choose to continue or terminate this Benefit. If this Benefit is continued, the resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider. If this occurs prior to the Income Effective Date, the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the Joint Protected Lives named under this Benefit as of the divorce. If divorce occurs after the Income Effective Date, the divorce will not result in a new Annual Income Amount, and we will only make Income Payments until the death of the new Protected Life. A new Joint Protected Life may not be named.

In most cases, change of ownership will trigger termination of the Benefit. The exceptions are when the beneficial owner is not changing (e.g. ownership is transferred from an individual to a trust /entity with the same tax ID, or vice versa) or transferred from one entity to another or limited divorce circumstances. Any change of Annuitant will cause the Benefit to terminate.

Benefits Available [Table Text Block]

“Benefits Available Under the Contract” section:

In the table listing the Benefits Available Under the Contract under the Brief Description of Restrictions/Limitations for the Index Linked Variable Income Benefit, the fifth bullet is restated as follows:

“Income Withdrawals may not begin until the Income Stage, and you can elect to begin the Income Stage on any date after the Waiting Period.”

Index Linked Variable Income Benefit Risk [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Brief Restrictions / Limitations [Text Block]	Income Withdrawals may not begin until the Income Stage, and you can elect to begin the Income Stage on any date after the Waiting Period.
Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Operation of Benefit [Text Block]	The built-in Benefit associated with the Annuity is an index-linked variable income benefit, which allows you to receive an annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).

You must remain in the Savings Stage for a minimum time period known as the Income Stage Waiting Period. The Income Stage Waiting Period is disclosed in the current Index Linked Variable Income Benefit Supplement.

At any time following the Income Stage Waiting Period, you can elect to begin your Income Stage, thus establishing the Income Effective Date. During the Income Stage of the Benefit, the following 1-year Index Strategies are available: Cap Rate, Dual Directional, Enhanced Cap Rate and Step Rate Plus. The Fixed Account is also an available allocation during the Income Stage.

Your Income Effective Date may occur on any date following the Income Stage Waiting Period regardless of when in that year you will take your first Income Withdrawal. You can start income on your next Index Anniversary Date or start income immediately on a date that is not the Index Anniversary Date. The election to start Income is irrevocable. On this date, you must designate single Protected Life or Joint Protected Lives. The designation of single or joint is irrevocable. On this date, you must also provide withdrawal instructions and reallocation instructions to permitted Allocation Options in the Income Stage, if not already allocated to permitted options.

The Income Percentages are disclosed in the current Index Linked Variable Income Benefit Supplement and assigned as of the Index Effective Date and will never change for the life of the Annuity. The rate applied to the Account Value to determine the Annual Income Amount is the Income Percentage. This percentage is based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date.

The Income Deferral Rate is an additional annual percentage added to the Income Percentage each full year until the Income Effective Date. This percentage will be based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date and will not change for the life of the Benefit. The Income Deferral Rate will continue to apply even when withdrawals are taken prior to the Income Effective Date. The Income Deferral Rate is applied each Index Anniversary Date, meaning you must remain in the Savings Stage for the entire Index Year to accrue the Income Percentage. If you make the election to start income on the next Index Anniversary Date, the Income Deferral Rate will continue to be applied until that next Index Anniversary Date. If you elect to start income on a date that is not the Index Anniversary Date, you will not be eligible to receive any portion of the current year’s Income Deferral Rate.

The Annual Income Amount (AIA) is the maximum dollar amount that can be withdrawn in any given year during the Income Stage without being considered Excess Income. The AIA is not subject to Surrender Charges or MVA. The initial AIA is calculated on the Income Effective Date, regardless of when the first Income Withdrawal occurs. If there is one Protected Life at the time the Income Stage begins, the AIA will be determined by applying the Single Protected Life Income Percentage. If there are Joint Protected Lives, the AIA will be determined by applying the Joint Protected Lives Income Percentage based on the youngest Protected Life. If you elect to take income on an Index Anniversary Date, the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentages plus Deferral Rate credits to the Index Strategy Base plus any Fixed Account Value on that Valuation Day. On each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

If you elect to take income on any day other than an Index Anniversary Date, and are allocated to permitted Allocation Options, the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentage plus Income Deferral Rate credits to the Index Strategy Base plus any Fixed Account Value as of the prior Index Anniversary Date, reduced proportionally for any Withdrawals taken prior to the Income Effective Date including any Surrender Charges and/or MVA. The annual Income Deferral Rate credit will not apply for the year in which income begins. Your initial AIA will be a prorated portion of that AIA based on the number of months, rounded up to the nearest number of whole months, remaining until your next Index Anniversary Date. On each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

If you elect to take income on any day other than an Index Anniversary Date, and are not allocated to permitted Allocation Options, a Performance Lock will be processed for all Index Strategies and the initial AIA is calculated on the Income Effective Date by applying the applicable Income Percentage plus Income Deferral Rate credits to the Index Strategies’ Interim Value plus any Fixed Account Value as of the current Valuation Day. The annual Income Deferral Rate credit will not apply for the year in which income begins. Your initial AIA will be a prorated portion of that AIA based on the number of whole months, rounded up to the nearest number of whole months, remaining until your next Index Anniversary Date. On your next Index Anniversary Date, we will recalculate your AIA based upon any fixed interest credit from the locked Index Strategy(ies) and the Fixed Account received beginning from the Performance Lock Date until the next Index Anniversary Date. Each subsequent Index Anniversary Date thereafter, we will recalculate your AIA based on the Index Credit applied to the Index Strategy(ies) to which you are allocated plus any interest credited to the Fixed Account Value. This recalculation may result in a higher or lower AIA.

When calculating the AIA, if you select the Fixed Account and/or any Index Strategy(ies), we will use a weighted average return based on the Index Credits attributable to each Index Strategy and the fixed interest attributable to the Fixed Account to determine the AIA increase or decrease. To determine the AIA, we take the sum of the Index Credits and fixed interest divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit and the Fixed Account Value. The AIA will be determined on the Index Anniversary Date prior to the application of any fees or withdrawals on that date.

Examples of AIA calculations on the Index Anniversary Date are shown below.

•	Example (assuming no withdrawals or benefit charges):
•	Issue Date: 8/4/2026
•	Income Percentage at Index Effective Date: 3.75%
•	Income Deferral Rate at Index Effective Date: 0.25%
•	Purchase Payment: $50,000
•	Income Effective Date is 8/4/2031 (5 years after Issue Date)
•	Account Value on Income Effective Date: $100,000.
•	On the Income Effective Date, the Account Value will be multiplied by (3.75% + 5 x 0.25% = 5.00%), and the AIA is equal to

$5,000 ($100,000 x 5.00%).

AIA will increase or decrease on each Index Anniversary Date based on the Index Credit of the Index Strategies to which your Account Value is allocated.

•	Example (assuming no withdrawals or benefit charges):
•	Account Value on Income Effective Date: $100,000
•	Allocated 100% to the 1-Year Cap Rate Index Strategy with a 10% Cap and a 10% Buffer
•	AIA for first year: $5,000
•	On the 1st Index Anniversary Date following the Income Effective Date, the Index Return is 9% and thus the Index Strategy receives an 9% Index Credit
•	The AIA will increase by 9%, and your AIA is reset to $5,450 (($5,000 x (1 + 9%)).
•	On 2nd Index Anniversary Date following the Income Effective Date, the Index Return is -15% and thus the Index Strategy receives a -5% Index Credit (-15% + 10% Buffer).
•	The AIA will decrease by 5%, and your AIA is reset to $5,177.50 (($5,450 x (1 + -5%)).

If you select multiple Index Strategies, we will use a weighted average of all Index Credits based on the percentage of Account Value in each Index Strategy to determine the AIA increase or decrease. To determine the change in the AIA, we take the sum of the Index Credit for each Index Strategy divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit, fees, or withdrawals on the Index Strategy End Date.

•	Example (assuming no withdrawals or benefit charges):
•	Account Value on Income Effective Date: $100,000
•	Allocated to:
•	1-Year Cap Rate Index Strategy with 10% Buffer: 80%
•	1-Year Cap Rate Index Strategy with 15% Buffer: 20%
•	The Index Strategy Base Values for each Index Strategy are as follows:
•	1-Year Cap Rate Index Strategy with 10% Buffer: $80,000
•	1-Year Cap Rate Index Strategy with 15% Buffer: $20,000
•	AIA for first year: $5,000
•	Account Value on 1st Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $107,600. Therefore, the Index Credit is ($107,600 – $100,000) = $7,600
•	The AIA will increase by 7.60%($7,600 / $100,000)), and your AIA will reset to $5,380 (($5,000 x (1 + 7.60%)).
•	The Index Strategy Base Values for each Index Strategy are as follows:
•	1-Year Cap Rate Index Strategy with 10% Buffer: $86,800
•	1-Year Cap Rate Index Strategy with 15% Buffer: $20,800
•	Account Value on 2nd Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $93,500. Therefore, the Index Credit is equal to ($93,500 – $107,600) = - $14,100
•	The AIA will decrease by 13.10% (-$14,100 / $107,600), and your AIA will reset to $4,675 (($5,380 x (1 + (-13.10%))).

See Appendix F for additional examples on electing income on a non-Index Anniversary Date. AIA is available as a lump sum or systematically throughout the year. Any unused AIA in a year cannot be carried over to future years.

Surrender Charges and MVA do not apply to Income Withdrawals equal to or less than the AIA even in the case where they are greater than the Free Withdrawal Amount.

You will choose Single or Joint Life on the date on which you elect to start income following the Income Stage Waiting Period. You may add, change or remove a Joint Protected Life at any time prior to the Income Effective Date. If a Joint Protected Life is added or changed, the Annual Income Amount will be adjusted to equal what it would have been had the Benefit been purchased with that Joint Protected Life named.

To maintain the Benefit, the Owner, Annuitant and Beneficiary designations must be one of the following and meet the minimum/maximum age requirements for the Benefit:

For Income Withdrawals to begin on a Protected Life basis:

•	The Owner and Annuitant must be the same. Such person will be the Protected Life.
•	If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The other Owner must be the spouse of the Protected Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary.
•	If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life.
•	If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary.

For Income Withdrawals to begin on a Joint Protected Lives basis:

A Joint Protected Life may only be named and Income Withdrawals may be made on a Joint Protected Lives basis only if the Annuity would be eligible for Spousal Continuation (as defined in the Annuity) as of the date of the Owner’s death, subject to our rules.

•	If one Owner is named, the Owner and Annuitant must be the same. Such person will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•	If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The Joint Protected Life must also be an Owner and the spouse of the Protected Life. No additional Owners may be named. While both Joint Protected Lives are alive, each must be designated as the sole primary Beneficiary.
•	If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.
•	If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life, and the custodian will be the sole primary Beneficiary. The Joint Protective Life must be the spouse of the Protected Life and the sole primary Beneficiary of the custodial account.

A Joint Protected Life may be named or changed at any time prior to the Income Effective Date, subject to our acceptance. The Protected Life cannot be changed except in the event of divorce as described in the circumstances below. Upon receipt of notice of the divorce, and any other documentation we require, in Good Order at our Service Center:

•	When a Protected Life is named: If the divorce occurs prior to the Income Effective Date and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, the resulting Owner may choose to continue or terminate this Benefit. If this Benefit is continued, such resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider, however the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the new Protected Life and the Protected Life on the Effective Date. Additionally, a Joint Protected Life may not be named. If divorce occurs after the Income Effective Date, and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, this Benefit will terminate.
•	When Joint Protected Lives are named: If the divorce of the Joint Protected Lives results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the Joint Protected Life becomes the Owner (or Annuitant if entity owned) under this Annuity, the resulting Owner may choose to continue or terminate this Benefit. If this Benefit is continued, the resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider. If this occurs prior to the Income Effective Date, the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the Joint Protected Lives named under this Benefit as of the divorce. If divorce occurs after the Income Effective Date, the divorce will not result in a new Annual Income Amount, and we will only make Income Payments until the death of the new Protected Life. A new Joint Protected Life may not be named.

In most cases, change of ownership will trigger termination of the Benefit. The exceptions are when the beneficial owner is not changing (e.g. ownership is transferred from an individual to a trust /entity with the same tax ID, or vice versa) or transferred from one entity to another or limited divorce circumstances. Any change of Annuitant will cause the Benefit to terminate.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal RiskSimilarly, an Interim Value adjustment will apply to a death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or Benefit charge during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.
Index Linked Variable Income Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index Linked Variable Income Benefit RiskYou can elect to begin the Income Stage on any date after the Waiting Period.